Investments (Mortgage Loans - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Significant Purchases	$ 10,000,000	$ 27,000,000
Percentage of Mortgage Loans Classified as Performing	99.00%	99.00%
Past due status of mortgage loans	0	0
Mortgage loans that were in non accrual status		0
Number of mortgage loans subsequent default	0	0
Impaired Financing Receivable, Average Recorded Investment	75,000,000	67,000,000
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of mortgage loans in nonaccrual status	1
Mortgage loans that were in non accrual status	22,000,000
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Estimated fair value of mortgage loans held-for-investment	1,300,000,000	1,300,000,000
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Carrying value after specific valuation allowance, pre-modification		53,000,000
Carrying value after specific valuation allowance, post-modification		48,000,000
Number of mortgage loans	0	1
Agricultural Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Carrying value after specific valuation allowance, pre-modification	4,000,000
Carrying value after specific valuation allowance, post-modification	4,000,000
Number of mortgage loans	1	0
Agricultural Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Interest Income, Cash Basis Method			0
Impaired Financing Receivable, Average Recorded Investment	2,000,000	0	4,000,000
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Interest Income, Cash Basis Method			2,000,000
Impaired Financing Receivable, Average Recorded Investment	$ 73,000,000	$ 67,000,000	$ 29,000,000